15. INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax And Social Contribution Tables Abstract
Income tax and social contribution income (expense)
	Consolidated
	12/31/2018	12/31/2017	12/31/2016
Income tax and social contribution income (expense)
Current	(827,229)	(358,981)	(206,178)
Deferred	576,895	(50,128)	(60,368)
	(250,334)	(409,109)	(266,546)

Reconciliation of income tax and social contribution income (expense)

		Consolidated
	12/31/2018	12/31/2017	12/31/2016

Profit/(Loss) before income tax and social contribution	5,450,917	520,338	(576,951)
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,853,312)	(176,915)	196,163
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	50,134	42,431	22,072
Profit with differentiated rates or untaxed	(46,006)	37,605	(287,502)
Transfer pricing adjustment	(74,836)	(34,746)	(63,638)
Tax loss carryforwards without recognizing deferred taxes	(27,683)	(368,612)	(821,920)
Indebtdness limit	(38,486)	(39,378)	(35,391)
Unrecorded deferred taxes on temporary differences	(11,964)	541,655	643,990
Deferred Income Tax and social contribution on temporary differences	971,972
(Losses)/Reversal for deferred income and social contribution tax credits	835,937	(403,080)	44,691
Income taxes and social contribution on foreign profit	(30,219)	(29,964)	(35,613)
Amortization – Goodwill Metalic			31,439
Tax incentives	36,710	14,358	22,673
Deferred taxes on exchange variation in equity	(43,667)
Other permanent deductions (additions)	(18,914)	7,537	16,490
Income tax and social contribution in profit for the period	(250,334)	(409,109)	(266,546)
Effective tax rate	5%	79%	-46%

Deferred income tax and social contribution

									Consolidated
	12/31/2016	Movement			12/31/2017	Movement			12/31/2018
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	970,800		245,846	(79,412)	1,137,234		(177,378)	(616)	959,240
Social contribution tax losses	340,629		94,843	(28,588)	406,884		(39,303)	(223)	367,358
Temporary differences	(2,288,175)	26,778	(390,817)	(2,344)	(2,654,558)	21,208	793,576	839	(1,838,935)
- Provision for tax. social security, labor, civil and environmental risks	256,936		12,963		269,899		(5,846)	3,184	267,237
- Provision for environmental liabilities	95,048		(8,197)		86,851		(19,708)		67,143
- Asset impairment losses	93,908		(5,475)		88,433		(7,092)		81,341
- Inventory impairment losses	35,703		10,111		45,814		(7,054)		38,760
- (Gains)/losses on financial instruments	(2,300)		1,388		(912)		(2,407)		(3,319)
- (Gains)/losses on available-for-sale financial assets	705,929	316,563			417,659	530,292	(584,856)		363,095
- Actuarial liability (pension and healthcare plan)	134,578	180,834	(41,065)	(1,289)	273,058	(48)	3,022		276,032
- Accrued supplies and services	123,101		(55,385)		67,716		27,928		95,644
- Allowance for doubtful debts	42,008		5,208		47,216		14,199		61,415
- Goodwill on merger	815		(207)		608		(608)
- Unrealized ex change differences (1)	1,589,651	56,493	(134,992)		1,511,152		(500,620)		1,010,532
- (Gain) on loss of control over Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	148,471	(13,992)			134,479	355,563			490,042
- Aquisition Fair Value SWT/CBL	(199,001)	(21,143)	26,833		(193,311)	(16,683)	37,880		(172,114)
- Deferred taxes non computed	(1,324,437)	(566,173)	(3,255)	(115)	(212,236)		(38,359)	(2,345)	(252,940)
- (Losses) estimated/ reversals to deferred taxes credits	(3,013,730)	82,769	(123,056)		(4,130,928)	(885,069)	1,929,424		(3,086,573)
- Business Combination	(1,072,824)		32,288		(1,040,536)		9,724		(1,030,812)
- Other	190,149	(8,573)	(107,976)	(940)	72,660	37,153	(62,051)		47,762
Total	(976,746)	26,778	(50,128)	(110,344)	(1,110,440)	21,208	576,895		(512,337)

Total Deferred Assets	70,151				63,119				89,394
Total Deferred Liabilities	(1,046,897)				(1,173,559)				(601,731)
Total Deferred	(976,746)				(1,110,440)				(512,337)

Deferred tax assets on tax losses and temporary differences

	Nature	Description
	Tax losses	In recent periods, the Company started to incur tax losses, mostly because of high financial expenses, since it holds substantially all loans and financings of CSN group and presented a taxable income in 2018.
Temporary differences	Foreign exchange differences

Since 2012 the Company opted for the taxation of exchange differences on a cash basis. As the Company has operated without taxable profit it would not make sense to use this deductibility year by year (accrual basis). As a result of the cash basis tax treatment, taxes are only due, and expenses are only deductible at the time of debt settlement.

	Losses on Usiminas shares	The losses on Usiminas shares are recognized on an accrual basis, but the taxable event will occur only at the time of divestment.
Other provisions

Various accounting provisions are recognized on an accrual basis, but their taxation occurs only at the time of its realization, such as provisions for contingencies, impairment losses, environmental liabilities, etc.

Income tax and social contribution recognized in shareholders' equity
	Consolidated
	12/31/2018	12/31/2017
Income tax and social contribution
Actuarial gains on defined benefit pension plan	176,700	176,658
Estimated losses for deferred income tax and social contribution credits - actuarial gains	(180,048)	(180,834)
Changes in the fair value of assets measured at fair value through other comprehensive income		(530,292)
Estimated losses for deferred income tax and social contribution assets - assets measured at fair value through other comprehensive income		530,292
Exchange differences on foreign operations	(325,350)	(369,017)
Cash flow hedge accounting	490,041	134,478
Estimated losses for deferred income tax and social contribution credits - cash flow hedge	(490,041)	(134,478)
	(328,698)	(373,193)